Equity - Distributions (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Jul. 02, 2024	May 16, 2024	Jun. 30, 2024	Jun. 30, 2023
Disclosure of reserves within equity [line items]
Dividends paid, ordinary shares per share (in usd per share)		$ 4.57
Dividends recognised as distributions to owners			$ 887,571	$ 369,491
Dividends paid, ordinary shares			903,300
Retained earnings
Disclosure of reserves within equity [line items]
Dividends paid, ordinary shares per share, subject to withholding tax (in usd per share)		0.27
Dividends recognised as distributions to owners			52,439	157,684
Share premium
Disclosure of reserves within equity [line items]
Dividends paid, ordinary shares per share (in usd per share)		4.30
Dividends paid, ordinary shares per share, subject to withholding tax (in usd per share)		$ 0.81
Dividends recognised as distributions to owners			$ 835,132	$ 211,807
Major ordinary share transactions
Disclosure of reserves within equity [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners (usd per share)	$ 1.15
Major ordinary share transactions | Retained earnings
Disclosure of reserves within equity [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners (usd per share)	0.27
Major ordinary share transactions | Share premium
Disclosure of reserves within equity [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners (usd per share)	$ 0.88